Related Party Disclosures	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Related Party Disclosures	Related Party Disclosures21.1 Parent and Ultimate Controlling Party
ATHOS KG, Holzkirchen, Germany is the sole shareholder of AT Impf GmbH, Munich, Germany and beneficial owner of our ordinary shares. ATHOS KG via AT Impf GmbH has de facto control over BioNTech based on its substantial shareholding, which practically enables it to exercise the majority of voting rights to pass resolutions at our Annual General Meeting, or AGM.
21.2 Transactions with Key Management Personnel
Our key management personnel have been defined as the members of the Management Board and the
Supervisory Board. Key management personnel compensation is comprised of the following:

	Years ended December 31,

(in millions €)	2024	2023	2022
Management Board(1)	13.0	8.3	15.0
Fixed compensation	4.0	3.9	2.9
Fringe benefits	0.2	—	—
Short-term incentive – first installment	0.8	0.7	0.6
Short-term incentive – second installment(2)	0.6	1.0	0.7
Other variable compensation(3)	1.3	0.8	0.1
Share-based payments (incl. long-term incentive)(4)	6.1	1.9	10.7
Supervisory Board	0.9	0.6	0.5
Total compensation of key management personnel	13.9	8.9	15.5
(1)During the year ended December 31, 2024, Sean Marett retired from the Management Board with effect as of July 1,
2024. Therefore, his compensation until his departure date is presented on a pro-rata basis in this table. The following compensation pursuant to his separation agreement subsequent to his departure date and thus as former Management
Board member are not included in this table: a severance payment of €275,000, an additional payment of €39,000 in respect of the 2024 STI, a grant of 5,760 phantom options in respect of the 2024 LTI and a payment of €477,030 in relation to his 12-months consultancy agreement.
(2)The fair value of the second installment of the short-term incentive compensation which has been classified as a cash-
settled share-based payment arrangement was determined pursuant to the regulations of IFRS 2 “Share-based
Payments”. This table shows the pro-rata share of personnel expenses for the respective financial year, which are recognized over the award’s vesting period beginning as of the service commencement date (date when entering or renewing service agreements) until each separate determination date and are remeasured until settlement date.
(3)Represents for the financial year 2024 the cash payment related to the one-time signing bonus granted to Annemarie
Hanekamp as part of her appointment to the Management Board, designed to compensate her for lower bonus payments that she would receive as part of her compensation package with BioNTech and to recognize and appreciate her move to
BioNTech. For 2023, the amount represents the one-time signing cash payment related to James Ryan’s appointment to the Management Board to provided compensation in lieu of participation in the LTI 2023 program and the one-time special cash payment related to Jens Holstein to honor his contribution to BioNTech’s extraordinary financial performance. For 2022, the amount includes a one-time signing and retention cash payment agreed when renewing the service agreement agreed with Sean Marett in 2022.
(4)The fair value of the share-based payments was determined pursuant to the regulations of IFRS 2 “Stock-based
Payments”. This table shows the pro-rata share of personnel expenses resulting from stock-based compensation for the respective financial year. During the years ended December 31, 2024, 2023 and 2022, the amounts included expenses derived from a one-time signing bonus granted to Jens Holstein as of his appointment to the Management Board in the form of 4,246 phantom shares as well as expenses derived from the one-time signing bonus granted to Annemarie
Hanekamp as of her appointment to the Management Board in the form of shares in the amount of €500,000.
The amounts disclosed in the table are the amounts recognized as an expense during the period.
Management Board members participated in our ESOP program (see Note 16). Out of the 5,152,410 option rights granted to our Management Board under the ESOP 2018 program, 4,921,630 options were exercised during the year ended December 31, 2022. The remaining 230,780 option rights were exercised by Sean Marett in May 2023. During the year ended December 31, 2024, our CEO Prof. Ugur Sahin, M.D., exercised all
4,374,963 options granted under the CEO Grant 2019 and Members of the Management Board, who
participated in the LTI 2020 Board Program, exercised 209,128 options in August 2024 while 38,968 options are outstanding as of December 31, 2024 (see Note 16). For further information regarding outstanding options for each Management Board member from LTI 2021-2024 Board Programs, see Note 16.
21.3 Related Party Transactions
The total amount of transactions with ATHOS KG or entities controlled by it was as follows for the periods indicated:

	Years ended December 31,

(in millions €)	2024	2023	2022
Purchases of various goods and services from entities controlled by ATHOS KG	0.2	0.3	0.3
Purchases of property and other assets from entities controlled by ATHOS KG	—	—	62.5
Total	0.2	0.3	62.8
The amounts disclosed in the table are the amounts recognized as an expense during the period.
On December 22, 2022, we entered into a purchase agreement with Santo Service GmbH, pursuant to which we acquired the real estate property An der Goldgrube 12 and the existing laboratory and office building including any movable assets for a total consideration of €62.5 million. The purchase price was paid during the year ended
December 31, 2022. Santo Service GmbH is wholly owned by AT Impf GmbH, that is controlled by ATHOS KG.
The outstanding balances of transactions with ATHOS KG or entities controlled by them were as follows as of the periods indicated:

(in millions €)	December 31, 2024	December 31, 2023
ATHOS KG	—	0.4
Total	—	0.4
None of the balances are secured and no bad debt expense has been recognized in respect of amounts owed by related parties.
A number of individuals in key positions can control or exercise significant influence over BioNTech SE. There were no business relationships with individuals in key positions during the year ended December 31, 2024.